TEMPORARY EQUITY (Details Narrative) - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Aug. 25, 2023	May 01, 2023	Jan. 18, 2019
Preferred stock to be issued amount	$ 357,022
Conversion price	$ 0.00035
Shares converted	1,020,062,029
Preferred stock par value	$ 0.0001	$ 0.0001
Device Corp [Member]
Due from related party		$ 562,000
Repaid to related party		170,000
Due to related party		$ 392,000
Series A Preferred Stock [Member]
Shares converted		1,300,000
Preferred stock shares designate	10,000,000
Preferred stock par value	$ 0.0001
Series A Preferred Stock [Member] | Stock Purchase Agreement [Member]
Agreement amount					$ 250,000
Series A Preferred Stock [Member] | Second Stock Purchase Agreement [Member]
Agreement amount				$ 250,000
Series B Preferred Stock [Member]
Preferred stock shares designate			5,000,000
Preferred stock par value			$ 0.0001